Advance to Suppliers (Details) - Schedule of Advances to Suppliers Consist - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Advances to Supplier [Abstract]
Advances to suppliers for inventory raw material purchase	$ 368,960	$ 180,643
Less: allowance for doubtful accounts
Advances to suppliers	$ 368,960	$ 180,643